VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.6%
Communication Services—7.9%
Dayamitra Telekomunikasi PT (Indonesia)	391,230,800	$16,423
Infrastrutture Wireless Italiane SpA (Italy)	1,870,432	17,332
oOh!media Ltd. (Australia)(1)	33,300,196	28,890
Sarana Menara Nusantara Tbk PT (Indonesia)	338,026,000	11,859
		74,504

Consumer Discretionary—2.0%
Allegro.eu S.A. (Poland)(2)	2,196,889	18,983
Consumer Staples—3.8%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,308,322	14,684
Heineken Malaysia Bhd (Malaysia)	3,793,700	21,465
		36,149

Energy—2.3%
Pason Systems, Inc. (Canada)	2,457,045	21,464
Financials—19.6%
AJ Bell plc (United Kingdom)	6,764,385	40,229
Caixa Seguridade Participacoes S.A. (Brazil)	16,248,537	49,282
FinecoBank Banca Fineco SpA (Italy)	1,937,247	50,542
Moltiply Group SpA (Italy)	241,817	9,861
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	1,636,338	15,175
Qualitas Controladora SAB de C.V. (Mexico)	1,172,684	12,118
Steadfast Group Ltd. (Australia)	2,152,615	7,585
		184,792

Health Care—10.6%
As One Corp. (Japan)	2,059,300	31,605
Haw Par Corp., Ltd. (Singapore)	3,915,012	47,758
Riverstone Holdings Ltd. (Singapore)	8,145,700	5,513
Sartorius Stedim Biotech (France)	62,155	15,339
		100,215

Industrials—33.4%
Epiroc AB Class B (Sweden)	1,969,653	39,943
Haitian International Holdings Ltd. (China)	9,534,025	27,147
Howden Joinery Group plc (United Kingdom)	2,608,856	29,276
Knorr-Bremse AG (Germany)	185,702	20,765
Lumax International Corp., Ltd. (Taiwan)	1,840,247	6,296
MEITEC Group Holdings, Inc. (Japan)	934,900	21,164
MISUMI Group, Inc. (Japan)	1,274,000	19,902
MonotaRO Co., Ltd. (Japan)	1,882,700	30,054
MTU Aero Engines AG (Germany)	75,749	31,629
NICE Information Service Co., Ltd. (South Korea)	1,125,587	13,283
S-1 Corp. (South Korea)	312,510	15,641
Spirax Group plc (United Kingdom)	320,634	29,476
	Shares	Value

Industrials—continued
VAT Group AG (Switzerland)	61,712	$30,065
		314,641

Information Technology—11.1%
Alten S.A. (France)	323,585	27,551
Bouvet ASA (Norway)	3,537,264	21,617
Kainos Group plc (United Kingdom)	972,561	13,162
Riken Keiki Co., Ltd. (Japan)	1,086,100	22,188
Sopra Steria Group (France)	110,182	20,018
		104,536

Materials—7.9%
Corp. Moctezuma SAB de C.V. (Mexico)	10,563,683	47,516
Forterra plc (United Kingdom)	5,389,937	13,470
Ibstock plc (United Kingdom)	7,247,442	13,638
		74,624

Total Common Stocks (Identified Cost $780,246)		929,908

Total Long-Term Investments—98.6% (Identified Cost $780,246)		929,908

TOTAL INVESTMENTS—98.6% (Identified Cost $780,246)		$929,908
Other assets and liabilities, net—1.4%		13,412
NET ASSETS—100.0%		$943,320

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Affiliated investment.
(2)	Non-income producing.

Country Weightings†
United Kingdom	17%
Japan	14
Italy	8
France	7
Mexico	6
Singapore	6
Germany	6
Other	36
Total	100%
† % of total investments as of December 31, 2025.
See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$929,908	$929,908
Total Investments	$929,908	$929,908
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Schedule of Investments

VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.